Other Investments	12 Months Ended
Dec. 31, 2020
Other Investments
Note 10. Other Investments

Note 10. Other Investments

The Company purchases, from time to time, interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income residents of northeastern and central Vermont. The tax credits from these investments were $433,970 and $415,099 for the years ended December 31, 2020 and 2019, respectively. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $336,686 and $312,106 for 2020 and 2019, respectively. The carrying values of the limited partnership investments were $2,425,721 and $2,762,406 at December 31, 2020 and 2019, respectively, and are included in Other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in CFS Partners under the equity method of accounting. The Company’s investment in CFS Partners, included in Other assets, amounted to $4,220,418 and $3,535,527 as of December 31, 2020 and 2019, respectively. The Company recognized income of $684,891 and $588,696 for 2020 and 2019, respectively, through CFS Partners from the operations of CFSG.